LOANS AND ADVANCES TO CUSTOMERS - Disclosure of Maturity Analysis of Operating Lease Payments (Details) - GBP (£) £ in Millions	Dec. 31, 2024	Dec. 31, 2023
Disclosure of maturity analysis of operating lease payments [line items]
Undiscounted operating lease payments to be received	£ 88	£ 111
No later than one year
Disclosure of maturity analysis of operating lease payments [line items]
Undiscounted operating lease payments to be received	27	28
Later than one year and not later than two years
Disclosure of maturity analysis of operating lease payments [line items]
Undiscounted operating lease payments to be received	21	26
Later than two years and not later than three years
Disclosure of maturity analysis of operating lease payments [line items]
Undiscounted operating lease payments to be received	17	18
Later than three years and not later than four years
Disclosure of maturity analysis of operating lease payments [line items]
Undiscounted operating lease payments to be received	7	14
Later than four years and not later than five years
Disclosure of maturity analysis of operating lease payments [line items]
Undiscounted operating lease payments to be received	5	7
Later than five years
Disclosure of maturity analysis of operating lease payments [line items]
Undiscounted operating lease payments to be received	£ 11	£ 18